TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
TAXES
Income tax payable	$ 3,260,835	$ 2,565,551
Value added tax payable	9,441	8,956
Other taxes payable	4,605	5,469
Total taxes payable	$ 3,274,881	$ 2,579,976